STATEMENTS OF OPERATIONS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Statement [Abstract]
NET SALES	$ 13,313,894	$ 17,353,737
Cost of goods sold	5,174,946	6,543,249
Gross Profit	8,138,948	10,810,488
OPERATING EXPENSES
Selling, general and administrative	6,594,570	9,095,565
Research and development	50,587	241,124
Depreciation and amortization	257,257	309,263
Total Operating Expenses	6,902,414	9,645,952
Net Operating Profit	1,236,534	1,164,536
Non-Operating Income/(Expense)
Gain on sale of fixed asset		4,930
(Loss)/Gain on foreign currency exchange	68,566	(20,620)
Interest income	2,420	28,104
INCOME BEFORE TAXES	1,307,520	1,176,950
Income tax expense	402,563	266,380
NET INCOME	$ 904,957	$ 910,570
NET INCOME PER SHARE
Basic (in dollars per share)	$ 0.02	$ 0.02
Diluted (in dollars per share)	$ 0.02	$ 0.02
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	37,897,632	38,128,260
Diluted (in shares)	38,445,482	38,921,622